MINERAL PROPERTY INTEREST	12 Months Ended
Apr. 30, 2014
Extractive Industries [Abstract]
MINERAL PROPERTY INTEREST

MINERAL PROPERTY INTEREST:

Helmer-Bovill Property – Latah County, Idaho

The Company entered into a purchase and sale agreement with Idaho Industrial Minerals LLC (“IIM”), a company in which one of the Company’s directors has a 25% interest, under which the Company had the right to acquire a 100% interest in 10 lease applications that comprise the Helmer-Bovill property by issuing to IIM a total of 1,750,000 shares of the Company. During fiscal 2009, 50,000 shares were issued in return for an extension of the agreement. During fiscal 2010, the terms of the agreement were further amended and the agreement was extended until August 2013. Under the terms of the amended agreement, the shares were to be issued based on certain development-based benchmarks being attained as follows:

•	100,000 shares upon assignment of the mineral lease applications to the Company (issued);
•	350,000 shares upon the State of Idaho issuing mineral leases to the Company (issued);
•	600,000 shares upon the completion of a feasibility study (issued); and,
•	700,000 shares upon completion of the permitting process necessary to construct and operate a mining facility (issued).

On January 21, 2013, the Company issued the final 1,300,000 shares to IIM at a fair value of $176,676, determined by reference to the trading price of the Company’s shares on the transaction date. With the issuances of the final tranches of shares, the Company believes it has now fulfilled all its obligations under the purchase and sale agreement with IIM (Note 12).

During the year ended April 30, 2012, the Company acquired an undivided 100% interest in two State of Idaho mineral leases contiguous to the Helmer-Bovill Property. The Company paid $10,000 and issued 50,000 shares at the fair value of $15,170. The two State of Idaho mineral leases are subject to a 3% production royalty on gross sales.